Segment information (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Schedule of Revenue and Profit Information and Certain Assets

The following table presents revenue and profit information and certain assets information regarding the Group’s business segments as at and for the year ended March 31, 2016 , March 31, 2017 and March 31, 2018.

a. For the year ended March 31, 2016

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Revenue
Sales#	209,239	137,945	25,631	110,781	45,523	22,233	86,559	1,582	—	639,493
Inter-segment sales	23	—	—	129	4,303	541	—	245	(5,241)	—
Segment revenue	209,262	137,945	25,631	110,910	49,826	22,774	86,559	1,827	(5,241)	639,493
Cost of Sales and expenses	(187,057)	(70,975)	(21,070)	(102,443)	(37,167)	(18,407)	(52,286)	(1,259)	5,241	(485,423)
Segment profit	22,205	66,970	4,561	8,467	12,659	4,367	34,273	568	—	154,070
Depreciation and amortisation	(2,048)	(7,558)	(3,730)	(7,051)	(4,438)	(4,106)	(54,088)	(324)	—	(83,343)
Impairment (Refer Note 8)	(497)	—	—	—	—	(16,054)	(322,998)	—	—	(339,549)

Operating profit / (loss)	19,660	59,412	831	1,416	8,221	(15,793)	(342,813)	244	—	(268,822)
Finance and other costs										(59,584)
Investment and other income										43,998

Loss before tax										(284,408)

#	Includes sale to external customers and export incentives.

b. For the year ended March 31, 2017

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Revenue
Sales#	210,021	169,194	22,302	136,667	55,189	40,880	82,041	913	—	717,207
Inter-segment sales	155	206	—	195	890	410	—	70	(1,926)	—
Segment revenue	210,176	169,400	22,302	136,862	56,079	41,290	82,041	983	(1,926)	717,207
Cost of Sales and expenses	(193,212)	(73,901)	(13,121)	(113,662)	(39,637)	(28,199)	(41,149)	(869)	1,926	(501,824)
Segment profit	16,964	95,499	9,181	23,200	16,442	13,091	40,892	114	—	215,383
Depreciation and amortisation	(1,938)	(10,008)	(1,845)	(9,468)	(5,685)	(4,688)	(27,532)	(313)	—	(61,477)
Impairment (Refer Note 8)	—	—	—	(2,007)	—	—	845	—	—	(1,162)

Operating profit / (loss)	15,026	85,491	7,336	11,725	10,757	8,403	14,205	(199)	—	152,744
Finance and other costs										(61,600)
Investment and other income										45,428

Profit before tax										136,572

Assets and liabilities
Assets
Segment assets*	77,864	156,661	35,950	460,532	178,762	91,323	165,262	5,318	—	1,171,672
Financial assets investments										695
Deferred tax asset										77,582
Short-term investments										524,685
Cash and cash equivalents (including restricted cash and cash equivalents)										108,949
Current tax asset										28,312
Others										6,966

Total assets										1,918,861

Liabilities
Segment liabilities*	110,783	40,424	11,268	102,290	14,858	14,508	46,542	302	—	340,975
Short-term borrowings										413,126
Current tax liabilities										2,028
Long-term borrowings										332,654
Deferred tax liabilities										24,015
Others										92,275

Total liabilities										1,205,073

Additions to property, plant and equipments	1,626	21,788	4,850	18,956	5,223	650	8,886	2	—	61,981
Additions to Leasehold Land	—	—	—	290	—	—	—	—	—	290
Additions to exploration and evaluation assets	—	—	—	—	—	—	1,234	—	—	1,234
Additions to other intangibles assets	54	178	—	204	32	56	29	28	—	581

*	During the year ended March 31, 2017, three units of 600 MW each at Jharsuguda and 1 unit of 270 MW at Balco, Korba have been converted from commercial power plant to captive power plant, pursuant to an order of Orissa Electricity Regulatory Authority and increased inhouse demand respectively. Accordingly, the revenue, results, segment assets and segment liabilities of these plants have been disclosed as part of Aluminium segment.
#	Includes sale to external customers and export incentives.

c. For the year ended March 31, 2018

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total	Total
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)

Revenue
Sales#	247,008	217,101	34,458	230,959	55,012	31,154	95,359	2,669	—	913,720	14,033
Inter-segment sales	—	—	—	253	1,506	263	—	124	(2,146)	—	—
Segment revenue	247,008	217,101	34,458	231,212	56,518	31,417	95,359	2,793	(2,146)	913,720	14,033
Cost of Sales and expenses	(234,089)	(94,469)	(20,313)	(202,054)	(39,830)	(27,720)	(41,041)	(2,240)	2,146	(659,610)	(10,130)
Segment profit	12,919	122,632	14,145	29,158	16,688	3,697	54,318	553	—	254,110	3,903
Depreciation and amortisation	(1,607)	(15,011)	(1,824)	(16,818)	(4,773)	(4,423)	(29,731)	(692)	—	(74,879)	(1,150)
Other items*	—	2,395	—	(2,774)	—	—	—	—	—	(379)	(6)
Impairment (Refer Note 8)	—	—	—	—	—	(48,599)	93,278	—	—	44,679	686

Operating profit / (loss)	11,312	110,016	12,321	9,566	11,915	(49,325)	117,865	(139)	—	223,531	3,433
Finance and other costs										(141,182)	(2,168)
Investment and other income										30,986	476

Profit before tax										113,335	1,741

Assets and liabilities
Assets
Segment assets	96,422	167,509	56,074	480,224	191,402	40,201	241,045	27,548	—	1,300,425	19,972
Financial assets investments										1,595	24
Deferred tax asset										58,635	901
Short-term investments										315,996	4,854
Cash and cash equivalents (including restricted cash and cash equivalents)										44,675	686
Current tax asset										34,040	523
Others										9,063	139

Total assets										1,764,429	27,099

Liabilities
Segment liabilities	89,352	41,475	11,079	134,059	17,447	16,287	55,535	1,979	—	367,213	5,640
Short-term borrowings										313,700	4,818
Current tax liabilities										3,123	48
Long-term borrowings										267,888	4,114
Deferred tax liabilities										43,340	666
Others										16,235	249

Total liabilities										1,011,499	15,535

Additions to property, plant and equipments	5,417	30,520	16,410	14,244	714	1,393	9,134	15,919		93,751	1,440
Additions to Leasehold Land	—	—	—	284	1	—	—	5	—	290	4
Additions to exploration and evaluation assets	—	—	—	—	—	—	1,131	—	—	1,131	17
Additions to other intangibles assets	—	67	2	1	—	—	214	2,055	—	2,339	36

#	Includes sale to external customers and export incentives.

*	Other item represents reversal of provision for contribution to District Mineral Foundation (DMF), gratuity charge due to change in limits and loss on unusable assets under construction.

Schedule of Geographical Segment Analysis

The Group’s operations are located in India, Namibia, South Africa, UAE, Liberia, Ireland, Australia, South Korea and Taiwan. The following table provides an analysis of the Group’s sales by geographical market irrespective of the origin of the goods:

Year ended March 31,

	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
India	443,287	441,954	528,768	8,121
China	34,556	61,179	84,138	1,292
UAE	32,759	48,070	35,028	538
Others	128,891	166,004	265,786	4,082

	639,493	717,207	913,720	14,033

Analysis of Carrying Amount of Non-Current Assets, Being Property, Plant and Equipment, Exploration and Evaluation Assets and Other Intangible Assets and Leasehold Land Prepayments Analysed by Geographical Area

The following is an analysis of the carrying amount of non-current assets, excluding deferred tax assets, derivative financial assets, financial asset investments and other non-current financial assets analysed by the geographical area in which the assets are located: —

	As at March 31
	2017	2018	2018
	Carrying amount	Carrying amount	Carrying Amount
	(₹ in million)	(₹ in million)	(US dollars in million)
India	996,738	1,041,095	15,990
South Africa	20,898	37,079	569
Namibia	7,310	11,105	171
Taiwan	—	12,253	188
Others	1,897	6,130	94

	1,029,843	1,107,662	17,012